Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ILS (₪)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 ILS (₪)
Commitments and Contingencies (Details) [Line Items]
Royalties paid	$ 62	$ 60
Deposit amount	$ 20		₪ 70
Plaintiff, description	The plaintiff estimated the amount of his individual claim at a sum of approximately NIS 30,000 (USD 9,191), the amount of the class action, insofar as it will be qualified as such, at a sum of approximately NIS 163,459 (USD 50,079) for the class damages that the plaintiff claims had their shares diluted unlawfully, and at a sum of approximately NIS 234,349 (USD 71,798), for damage that was supposedly caused to the shareholders due to a sale at less than the full market price.
Claim amount				$ 1,541	₪ 5,000
Customer Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deposit amount	$ 296
Bank Guarantee [Member]
Commitments and Contingencies (Details) [Line Items]
Deposit amount	$ 15
Israeli Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Revenue rate, percentage	3.50%
Annual turnover	$ 70,000
Royalties at the rate	3.00%
Liability for royalties	$ 62
Accumulated interest	2,527
Royalties paid	$ 2,135